27. NET SALES	12 Months Ended
Dec. 31, 2019
Net Sales
NET SALES

27           NET SALES

	12.31.19	12.31.18	12.31.17
Gross sales
Brazil	21,645,253	20,659,378	19,350,033
International	16,191,795	14,012,629	13,233,323
Other segments	1,167,463	941,360	952,506
	39,004,511	35,613,367	33,535,862

Sales deductions
Brazil	(4,155,774)	(4,366,842)	(4,161,421)
International	(1,292,401)	(943,958)	(983,475)
Other segments	(109,356)	(114,146)	(76,806)
	(5,557,531)	(5,424,946)	(5,221,702)

Net sales
Brazil	17,489,479	16,292,536	15,188,612
International	14,899,394	13,068,671	12,249,848
Other segments	1,058,107	827,214	875,700
	33,446,980	30,188,421	28,314,160